Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,983	$ 3,318	$ 3,251
Weighted-average plan asset allocation	100.00%	100.00%
Money Market Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	5
Weighted-average plan asset allocation	0.20%	0.20%
Mutual Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,978	$ 3,313
Weighted-average plan asset allocation	99.80%	99.80%